UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    May 14, 2004

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        4
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $325,954,024

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Market Neutral Advisors, LLC
					  OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Liberty Media Corp.               COM        530718105     12,044	  1,099,900  	SH             SOLE               1,099,900
Synopsys Inc.            	  COM        871607107      4,097           142,597     SH             SOLE	            142,597
CSG Systems Intl Inc              COM        126349109     33,312         1,938,971     SH             SOLE               1,938,971
Autonation Inc                    COM        05329W102     44,189         2,591,718     SH             SOLE               2,591,718
Microsoft Corp                    COM        594918104     68,468         2,746,430     SH             SOLE               2,746,430
Autozone Inc                      COM        053332102     68,175           793,015     SH             SOLE                 793,015
Wyeth		                  COM        983024100	   65,077         1,733,080     SH             SOLE               1,733,080
Oracle Corp	                  COM        68389X105	   30,592         2,549,320     SH             SOLE               2,549,320

                            TOTAL                         325,954